Options (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 96,489	$ 139,380	$ 2,251,300
Option granted during period	676,417		705,000
Estimated fair value of option granted during period			$ 613,586
Unrecognized outstanding amount		$ 327,852	$ 467,232
Weighted average period unrecognized stock options		7 years
Number of options forfeited			15,000
Value of reversal expenses on shares forfeited			$ 2,263
Non-vested options outstanding		530,000	690,000
Contractors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term		10 years
Option to purchase of common stock		25,000
Exercise price		$ 2.00
Stock option vesting percentage		25.00%
2018 Plan [Member] | Christopher Constable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term			10 years
Option to purchase of common stock			3,120,000
Exercise price		$ 2.00	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year
2018 Plan [Member] | Long Term Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term		10 years
Option to purchase of common stock		430,000
Stock option vesting percentage		25.00%
2018 Plan [Member] | Zoty Ponce [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term		10 years
Option to purchase of common stock		250,000
Exercise price		$ 2.00
Stock option vesting percentage		20.00%